Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of provision for income taxes [Abstract]
Current tax - PRC	$ 164	$ 249	$ 295
Current tax - Macau	246	153	26
Deferred tax	(155)	(567)	154
Effective tax	$ 255	$ (165)	$ 475